Investment in equity investees (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investment, Realized Gain (Loss) on Disposal	¥ 43,600
Cost-method Investments [Member]
Cost Method Investments	1,090,000	¥ 1,260,000
Addition of cost method investment	34,737	268,535	¥ 1,042,134
Equity Method Investments [Member]
Equity Method Investments	¥ 92,100	¥ 186,700